SHARE-BASED COMPENSATION - Impact of Share Options and Restricted Shares (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total share-based compensation expenses	$ 20,401	$ 14,987	$ 8,973
2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share options	579	3,234	4,033
Restricted shares	492	2,188	2,464
Total share-based compensation expenses	1,071	5,422	6,497
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share options	5,590	2,775	1,179
Restricted shares	5,915	3,052	1,297
Total share-based compensation expenses	11,505	5,827	2,476
MCP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share options	3,631	1,756	0
Restricted shares	4,194	1,982	0
Total share-based compensation expenses	7,825	3,738	0
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total share-based compensation expenses	$ 20,401	$ 14,987	$ 8,973